Notes Payable (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of notes payable
Total Notes Payable:	$ 2,247,037	$ 2,373,556	$ 1,732,812
Convertible debentures issued on December 29, 2009 and February 3, 2010 [Member]
Components of notes payable
Total Notes Payable:	441,362	441,362	441,362
Convertible debentures issued on September 30, 2010 and October 14, 2010 [Member]
Components of notes payable
Total Notes Payable:		175,000	175,000
Convertible debentures issued on March 31, 2010 and October 14, 2010 [Member]
Components of notes payable
Total Notes Payable:	175,000	175,000
Debentures payable issued on October 26, 2010 and November 15, 2010 [Member]
Components of notes payable
Total Notes Payable:	400,000	400,000	400,000
Convertible debenture issued on November 15, 2010 [Member]
Components of notes payable
Total Notes Payable:	300,000	300,000	300,000
Short term, unsecured notes payable issued on July to December 2012 [Member]
Components of notes payable
Total Notes Payable:	300,900	300,900	300,900
Short term, unsecured notes payable issued on August to December 2012 [Member]
Components of notes payable
Total Notes Payable:	115,550	115,550	115,550
Short term, unsecured notes payable issued on January to September 2013 [Member]
Components of notes payable
Total Notes Payable:	324,225	324,225
Short term, unsecured notes payable issued on January to September 2013 [Member] 2
Components of notes payable
Total Notes Payable:	190,000	190,000
Short term, unsecured notes payable issued on January to August 8, 2013 [Member]
Components of notes payable
Total Notes Payable:		324,225
Short term, unsecured notes payable issued on June to September 2013 [Member]
Components of notes payable
Total Notes Payable:	10,000	10,000
Short term, unsecured notes payable issued on August 9 to December 2013 [Member]
Components of notes payable
Total Notes Payable:		91,519
Short term, unsecured notes payable issued on January to August 8 2013 [Member] 1
Components of notes payable
Total Notes Payable:		190,000
Short term, unsecured notes payable issued on August 9 to December 2013 [Member] 1
Components of notes payable
Total Notes Payable:		20,000
Short term, unsecured notes payable issued on August 9 to December 2013 [Member] 2
Components of notes payable
Total Notes Payable:		15,000
Term notes issued on March 25, 2011[Member]
Components of notes payable
Total Notes Payable:	300,000	300,000	300,000
Short term issued in August to December 2012 [Member]
Components of notes payable
Total Notes Payable:	98,550	98,550	98,550
Short term, unsecured notes payable issued September 2012 [Member]
Components of notes payable
Total Notes Payable:	42,900	42,900	42,900
Unsecured loans issued in June to August 8 2013 [Member]
Components of notes payable
Total Notes Payable:		10,000
Short term, unsecured notes payable issued on August 9 to December 2013 [Member] 3
Components of notes payable
Total Notes Payable:		3,000
Term notes issued on October 22, 2013 [Member]
Components of notes payable
Total Notes Payable:		100,000
Insurance policy finance agreements [Member]
Components of notes payable
Total Notes Payable:	28,338	23,736	21,240
Other Notes Payable [Member]
Components of notes payable
Total Notes Payable:	$ 479,788	$ 578,186	$ 462,690